Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 54.3%
	Shares	Value ($)
International 16.6%
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,392,797	33,995,821
U.S. Large Cap 33.5%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	571,732	34,315,330
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,410,238	34,254,687
Total		68,570,017
U.S. Small Cap 4.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	157,984	4,309,796
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	186,573	4,261,339
Total		8,571,135
Total Equity Funds (Cost $101,917,522)		111,136,973

Exchange-Traded Equity Funds 1.2%

International Mid Large Cap 1.2%
iShares MSCI EAFE ETF	40,000	2,546,000
Total Exchange-Traded Equity Funds (Cost $2,608,800)		2,546,000

Exchange-Traded Fixed Income Funds 6.4%

Investment Grade 6.4%
iShares Core U.S. Aggregate Bond ETF	5,750	678,845
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,220	8,651,076
Vanguard Intermediate-Term Corporate Bond ETF	34,000	3,257,200
Vanguard Total Bond Market ETF	5,000	441,100
Total		13,028,221
Total Exchange-Traded Fixed Income Funds (Cost $11,948,464)		13,028,221

Fixed Income Funds 29.2%
	Shares	Value ($)
Investment Grade 29.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,294,006	25,624,045
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	831,306	8,554,144
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,209,771	25,633,341
Total		59,811,530
Total Fixed Income Funds (Cost $56,012,384)		59,811,530

Residential Mortgage-Backed Securities - Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	1,225,000	1,279,168
10/19/2035- 10/14/2050	3.000%	1,600,000	1,678,091
10/14/2050	3.500%	1,100,000	1,159,770
Total Residential Mortgage-Backed Securities - Agency (Cost $4,124,449)			4,117,029

Options Purchased Puts 1.6%
Value ($)
(Cost $3,183,421)	3,272,905

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	12,205,225	12,204,005
Total Money Market Funds (Cost $12,204,622)		12,204,005
Total Investments in Securities (Cost: $191,999,662)		206,116,663
Other Assets & Liabilities, Net		(1,457,503)
Net Assets		204,659,160
At September 30, 2020, securities and/or cash totaling $2,563,380 were pledged as collateral.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	30	12/2020	EUR	958,200	—	(38,988)
MSCI Singapore Index	10	10/2020	SGD	282,700	—	(884)
S&P 500 Index E-mini	153	12/2020	USD	25,642,800	280,272	—
U.S. Long Bond	9	12/2020	USD	1,586,531	—	(14,994)
U.S. Treasury 10-Year Note	25	12/2020	USD	3,488,281	1,708	—
U.S. Treasury 2-Year Note	4	12/2020	USD	883,844	180	—
U.S. Treasury 5-Year Note	44	12/2020	USD	5,545,375	2,317	—
U.S. Ultra Treasury Bond	14	12/2020	USD	3,105,375	—	(47,719)
Total					284,477	(102,585)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(6)	12/2020	USD	(429,780)	4,213	—
British Pound	(7)	12/2020	USD	(564,550)	17,190	—
Canadian Dollar	(1)	12/2020	USD	(75,130)	641	—
Euro FX	(1)	12/2020	USD	(146,694)	1,767	—
FTSE 100 Index	(8)	12/2020	GBP	(467,320)	16,346	—
Japanese Yen	(5)	12/2020	USD	(592,969)	—	(2,588)
MSCI EAFE Index	(3)	12/2020	USD	(277,980)	6,247	—
New Zealand Dollar	(4)	12/2020	USD	(264,520)	705	—
OMXS30 Index	(102)	10/2020	SEK	(18,678,750)	—	(35,093)
Russell 2000 Index E-mini	(5)	12/2020	USD	(376,100)	53	—
Russell 2000 Index E-mini	(40)	12/2020	USD	(3,008,800)	—	(4,299)
SPI 200 Index	(1)	12/2020	AUD	(145,050)	671	—
Swiss Franc	(8)	12/2020	USD	(1,087,700)	5,570	—
TOPIX Index	(7)	12/2020	JPY	(113,785,000)	—	(26,438)
Total					53,403	(68,418)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	54,816,900	163	2,750.00	12/17/2021	2,746,402	2,794,635
S&P 500 Index	JPMorgan	USD	8,743,800	26	2,800.00	12/17/2021	437,019	478,270
Total							3,183,421	3,272,905

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	6,000,000	(6,351)	—	—	—	(6,351)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	14,130,213	59,137,253	(61,062,856)	(605)	12,204,005	—	1,304	60,065	12,205,225
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	31,621,723	4,891,206	(3,447,996)	1,250,397	34,315,330	—	(101,607)	—	571,732
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	23,806,494	3,631,843	(2,860,321)	1,046,029	25,624,045	276,512	28,064	683,553	2,294,006
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	31,720,147	7,259,622	(2,877,617)	(2,106,331)	33,995,821	—	(680,478)	51,874	3,392,797
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	7,938,027	1,782,968	(1,160,021)	(6,830)	8,554,144	25,331	23,398	232,382	831,306
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	23,791,467	4,470,177	(3,462,773)	834,470	25,633,341	215,484	112,932	493,034	2,209,771
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	31,666,116	4,493,940	(2,944,801)	1,039,432	34,254,687	—	(102,117)	—	1,410,238
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	3,948,634	565,788	(630,664)	426,038	4,309,796	—	(33,044)	—	157,984
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	3,961,730	1,464,385	(494,675)	(670,101)	4,261,339	—	(135,087)	—	186,573
Total	172,584,551			1,812,499	183,152,508	517,327	(886,635)	1,520,908

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2020	3